Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies

The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2025:

Fiscal Year	Amount
2026	$15,108
2027	22,265
2028	4,712
2029	5,260
Thereafter	2,725
$50,070